Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 127,289	$ 7,902
Non-cash items:
Depreciation and amortization	212,263	229,682
Amortization of in-process revenue contracts	(33,286)	(35,907)
Gain on sale of vessels and equipment and other assets	(1,309)	(193)
Asset impairments and provisions (note 6b)	10,207	1,048
Equity income, net of dividends received	(73,437)	(22,934)
Income tax expense (recovery)	4,373	(5,417)
Employee stock option compensation	1,965	4,026
Unrealized foreign exchange gain	(54,506)	(16,222)
Unrealized (gain) loss on derivative instruments	(54,699)	43,104
Other	7,435	41,594
Change in operating assets and liabilities	(45,879)	(95,479)
Expenditures for dry docking	(33,592)	(11,720)
Net operating cash flow	66,824	139,484
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,163,917	819,955
Scheduled repayments of long-term debt (note 7)	(228,982)	(154,253)
Prepayments of long-term debt	(703,816)	(487,548)
Repayments of capital lease obligations	(5,205)	(5,040)
Advances of loans from joint ventures and joint venture partners		(3,659)
Increase (decrease) in restricted cash	465	(31,641)
Equity contribution by joint venture partner	1,684
Issuance of Common Stock upon exercise of stock options	16,582	5,161
Repurchase of Teekay Tankers Ltd. shares		(1,667)
Distributions paid from subsidiaries to non-controlling interests	(125,728)	(121,109)
Cash dividends paid	(45,282)	(44,956)
Net financing cash flow	286,036	41,097
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(320,018)	(205,186)
Proceeds from sale of vessels and equipment and other	39,551	205,096
Proceeds from sale of marketable securities		1,063
Investment in joint ventures	(136,413)	(161,209)
Advances to joint ventures and joint venture partners	(41,452)	(58,916)
Direct financing lease payments received	6,187	12,162
Other investing activities		19
Net investing cash flow	(452,145)	(206,971)
Decrease in cash and cash equivalents	(99,285)	(26,390)
Cash and cash equivalents, beginning of the period	639,491	692,127
Cash and cash equivalents, end of the period	540,206	665,737
Teekay LNG [Member]
FINANCING ACTIVITIES
Net proceeds from issuance of units (note 5)	4,819
Teekay Offshore [Member]
FINANCING ACTIVITIES
Net proceeds from issuance of units (note 5)	207,582
Teekay Tankers [Member]
FINANCING ACTIVITIES
Net proceeds from issuance of units (note 5)		$ 65,854